Intangible assets, net (Tables)	6 Months Ended
Sep. 30, 2022
Intangible assets, net
Summary of intangible assets

	As of
	September 30, 2022	March 31, 2022
Software	$6,016,013	$6,073,217
Courseware	29,071,150	32,954,121
Copyrights	11,681,456	13,275,393
	46,768,619	52,302,731
Less: accumulated amortization	(36,237,781)	(36,970,335)
Intangible assets, net	$10,530,838	$15,332,396

Schedule of amortization amount of intangible asset

2023	$2,476,172
2024	3,353,460
2025	2,604,144
2026	1,832,526
Thereafter	264,536
Total	$10,530,838